Parent Entity Information - Statement of Comprehensive Loss of Parent Entity (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	$ (12,746,020)	$ (9,367,206)	$ (62,015,184)
Total comprehensive loss	(11,416,901)	(9,638,902)	(61,708,187)
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	(14,687,752)	(8,526,159)	(61,973,221)
Total comprehensive loss	$ (14,687,752)	$ (8,526,159)	$ (61,973,221)